Convertible debentures, Crypto Strategy Convertible Debt (Details)		12 Months Ended
	Jul. 17, 2025 USD ($) Tranche	Jul. 31, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($)
Crypto Strategy Convertible Debt [Abstract]
Proceeds from convertible debt		$ 9,400,650	$ 883,516
Crypto Strategy Convertible Debt [Member]
Crypto Strategy Convertible Debt [Abstract]
Number of tranches | Tranche	59
Principal amount	$ 300,000,000
Percentage of conversion price discount	8.00%
Interest rate	8.00%
Maturity period	18 months
Percentage of debt carrying value		95.00%
Number of trading days		5 days
Floor price (in dollars per share) | $ / shares		$ 0.7722
Cap price (in dollars per share) | $ / shares		$ 7.722
Percentage of proceeds from new issuances obligated for debt repayment		25.00%
Percentage of new securities subject to right of first refusal		25.00%
Percentage of net proceeds of initial tranche required to be used to purchase cryptocurrencies		70.00%
Percentage of net proceeds of subsequent tranches required to be used to purchase cryptocurrencies		75.00%
Digital asset threshold amount		$ 20,000,000
Proceeds from segregated account for trading in cryptocurrencies		$ 20,000,000
Crypto Strategy Convertible Debt Initial Tranche [Member]
Crypto Strategy Convertible Debt [Abstract]
Principal amount	$ 10,000,000
Proceeds from convertible debt	9,200,000
Debt instrument maturity date		Jan. 17, 2027
Transaction costs incurred	85,000
Purchase of cryptocurrencies	$ 6,405,000
Restricted cash		$ 6,405,000